Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity (Tables) [Line Items]
Schedule of issued and outstanding
	December 31, 2022		December 31, 2021
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	55,094,237	100,000,000	51,791,441
Total	100,000,000	55,094,237	100,000,000	51,791,441

Schedule of share-based awards to employees, officers and directors
	Year ended December 31, 2022
	Number of	Weighted
	share-based	average
	payment	exercise
	awards	price
Outstanding at beginning of year	2,324,243	$6.17
Changes during the year:
Granted	20,000	17.63
Exercised	(423,702)	2.08
Forfeited	(82,469)	11.86
Expired	-	-
Cancelled	-	-
Outstanding at end of year	1,838,072	8.77
Aggregate intrinsic value	7,669
Exercisable at end of year	1,582,254	11.23
Aggregate intrinsic value	7,235

Schedule of Black-Scholes option-pricing model
	Year ended December 31, 2022	Year ended December 31, 2021
Dividend yield	0	0
Expected volatility	52.37-52.75%	50.27% - 52.71%
Risk-free interest rate	3.45-3.51%	0.66% - 1.61%
Expected term (years)	10	10

	2022	2021
Dividend yield	0	0
Expected volatility	50.75% - 52.69%	50.27%-51.84%
Risk-free interest rate	1.52% - 4.34%	0.66%-1.61%
Expected term (years)	5.52-10	6.25

Schedule of information concerning outstanding and exercisable awards
December 31, 2022
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)

$2.21	1,483,416	7.71	1,399,414	7.75
$16.00	156,484	5.96	101,410	5.21
$17.63	20,000	9.81	-	-
$23.19	21,000	8.78	5,250	8.78
$23.84	30,000	8.88	7,500	8.88
$30.93	20,000	7.81	20,000	7.81
$40.21	7,172	8.19	4,930	8.19
$49.68	100,000	8.05	43,750	8.05

December 31, 2022
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	28,952	*)	-	19,219	-
$2.21	1,053,594		6.95	982,445	6.94
$16.00	110,999		8.45	43,967	7.07
$17.63	897,265		9.63	20,738	9.4
$23.19	189,000		8.78	47,250	8.78
$23.42	16,000		8.77	4,000	8.77
$23.84	625,943		9.06	112,310	8.89
$23.86	69,400		8.75	17,350	8.75
$24.97	21,900		8.42	8,919	8.42
$28.96	18,875		7.85	18,875	7.85
$30.66	34,000		8.53	10,623	8.53
$36.74	3,000		7.93	1,500	7.93
$40.21	37,900		8.19	16,579	8.19
$49.68	133,000		8.05	43,750	8.05
$59.2	13,000		8.17	6,312	8.15
$64.61	25,010		8.12	10,940	8.12

*)	Including 22,778 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 3,221 RSUs that were issued in consideration for services.

Schedule of share-based compensation expenses
	Year Ended December 31,
	2022	2021	2020
	(U.S. dollars in thousands)
Cost of revenue	99	51	-
Research and development	4,806	3,248	3,384
Sales and Marketing (*)	997	2,442	9,252
General and administrative	12,721	13,065	12,145

	18,623	18,806	24,781

(*)

On October 26, 2020, the Company entered into an amendment to a business development agreement (“the BD Agreement”) dated February 4, 2020 with two service providers pursuant to which the Company paid an aggregate one-time payment of $400 thousand plus VAT and issued to them warrants to purchase an aggregate of 650,000 ordinary shares at an exercise price of $18 per share with a graded vesting ending 10 weeks following the grant date (subject to a standard cashless exercise provision) and expiration date of November 8, 2024. As a result, the Company recorded an expense of $6.1 million for the warrants granted. The service providers waived any and all past, present and future compensation to which they are or may be entitled pursuant to the BD Agreement and all activities undertaken on behalf of the Company, including the right to a percentage from future revenues from any of the Company’s systems and the issuance of warrants.

Employees, Officers and Directors [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of issued and outstanding
	Year ended
	December 31, 2022
	Number of	Weighted
	share-based	average
	payment awards	exercise price
Outstanding at beginning of year	2,760,930	$15.85
Changes during the year:
Granted	1,266,803	$19.00
Exercised	(141,384)	1.18
Forfeited	(608,511)	22.20
Expired	-	-
Cancelled	-	-
Outstanding at end of year	3,277,838	$18.79
Aggregate intrinsic value	$5,660
Exercisable at end of year	1,364,777	$9.51
Aggregate intrinsic value	$5,221